Investment in Weibo - Share Ownership (Details) - Weibo	Dec. 31, 2019
Investment in Weibo
Ownership percentage, by parent (as a percent)	45.00%
Total share ownership (as a percent)	100.00%
Voting power, by parent (as a percent)	71.00%
Total voting power (as a percent)	100.00%
Alibaba
Investment in Weibo
Percentage of non-controlling interests (as a percent)	30.00%
Voting power, by non-controlling interests (as a percent)	15.80%
Others
Investment in Weibo
Percentage of non-controlling interests (as a percent)	25.00%
Voting power, by non-controlling interests (as a percent)	13.20%